10. Intangible assets, net (ZHEJIANG)	12 Months Ended
Dec. 31, 2013
ZHEJIANG
Intangible assets, net

10           Intangible assets, net

	2013	2012
	RMB’000	RMB’000

Patents	2,750	2,850
Others	165	161

	2,915	3,011

Less: Accumulated amortisation	(665)	(318)

	2,250	2,693

	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Amortisation expense	395	164	134